Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Warrants

(10) Warrants

As of December 31, 2012, the Company had outstanding warrants to purchase 35,778 shares of common stock at a weighted-average exercise price of $4.84 per share. The warrants contained a customary cashless exercise feature, which allowed the warrant holder to pay the exercise price of the warrant by forfeiting a portion of the exercised warrant shares with a value equal to the aggregate exercise price. As part of the IPO, the warrants were exchanged for 24,955 shares of the Company’s common stock in a cashless exercise. As of June 30, 2013, the Company had no outstanding warrants.

(9) Warrants

During the year ended December 31, 2005, the Company issued warrants to purchase 284,378 shares of the Company’s Series C-l preferred stock, in association with the issue of Series C-1 preferred stock. The warrants had an exercise price of $3.52 per share and expired if not exercised by November 17, 2010. During the year ended December 31, 2010, the Company issued 283,223 shares of Series C-1 preferred stock upon the exercise of warrants, while the remaining 1,155 warrants expired unexercised.

During the year ended December 31, 2004, the Company issued warrants to purchase 26,946 shares of the Company’s common stock. The warrants have an exercise price of $0.20 per share and were scheduled to expire on November 15, 2011. During 2009, in connection with the Loan Agreement, the Company extended the expiration date of 10,778 of these common stock warrants to October 29, 2015. This extension resulted in $26,519 being recorded as prepaid fees to be amortized into expense over the line of credit term of one year. The Company has classified the warrants as equity in the consolidated balance sheet. During 2011, the Company issued 15,446 shares of common stock in connection with a cashless exercise of warrants.

In connection with the April amendment and extension of the Loan Agreement with SVB, the Company issued a warrant to purchase 25,000 shares of common stock at an exercise price of $6.84 per share in April 2012. The warrant has an expiration date of April 30, 2022. This resulted in $219,000 being recorded as prepaid fees to be amortized into expense over the line of credit term of two years. The Company has classified the value of the warrants within equity on the consolidated balance sheet.

As of December 31, 2012, there were warrants to purchase 35,778 shares of common stock outstanding.